Accounts payable to selling shareholders	12 Months Ended
Dec. 31, 2021
Accounts payable to selling shareholders
Accounts payable to selling shareholders

17    Accounts payable to selling shareholders

The breakdown of the liabilities regarding balances of accounts payable from business combination and investments in associates is as follows:

	2021	2020
Accounts payable to selling shareholders
Acquisition of International School (a)	379,501	354,950
Acquisition of NS Educação Ltda. (b)	6,126	5,724
Acquisition of Escola em Movimento (c)	—	1,024
Acquisition of Nave à Vela (d)	—	21,941
Acquisition of Positivo (e)	754,451	903,428
Acquisition of WPensar (f)	—	3,605
Acquisition of Studos (g)	5,472	11,349
Acquisition of EI (h)	234,493	363,502
Acquisition of Geekie (i)	224,759	120,992
Acquisition of Me Salva! (j)	21,880	—
Acquisition of Eduqo (k)	18,145	—
Acquisition of Edupass (l)	23,959	—
	1,668,786	1,786,515
Current	799,553	656,014
Non-current	869,233	1,130,501
(a)	The amount payable is subject to an arbitration process and will be paid when the arbitration mentioned in Note 28 is completed. The amount payable is based on realized EBITDA for the 2019 and 2020 school years. During the year ended December 31, 2021 the Company recognized R$ 23,373 of interest. Based on the realized EBITDA for the 2019 and 2020 school years, the accounts payable increased by R$ 4,683 of adjustment during the year ended December 31, 2021.
(b)	This amount was retained for any contingent liabilities that may arise, which will be released in annual installments until December 31, 2022. The amount is being adjusted based on the Interbank certificates of deposit (CDI) interest rate.
(c)	The balance of December 31, 2020, was retained for any contingent liabilities that might arise. The amount was adjusted based on the Brazilian basic interest rate (SELIC).) and settled in 2021.
(d)	The balance at December 31, 2020 is related to the two tranches for the acquisition of the remaining 49% interest in Nave payable until February 2022. The Company paid the second tranche in February 2021 and on the same date, as agreed between the Company and the minority shareholders, the parties decided to accelerate the last payment. Therefore, on December 31, 2021, the Company has a 100% interest in Nave. During the year ended December 31, 2021, the Company recognized R$705 of interest.
(e)	The amount represents the remaining of the acquisition price and will be paid annually in November over 4 years (10% payable 2022 and 30% payable in 2023 and 2024). The payment is secured by a guarantee letter through a chattel mortgage of 20% of CBE shares and 100% of SAE shares. The outstanding amount is updated by CDI. During the year ended December 31, 2021, the Company recognized R$33,969 of interest.
(f)	The amount represents 20% of the acquisition price and was retained for any eventual inaccuracies in the fulfillment of the guarantees given in the purchase and sale agreement. The amount was updated considering 100% of the Interbank certificates of deposit (CDI) calculated from the date of acquisition until the payment date, which occurred on December 31, 2021.
(g)	The obligation is recognized at present value of the acquisition price using an estimated interest rate of 8,2% for the last installment due in September 2022.
(h)	This amount is related to the acquisition of the remaining 40% interest in EI and will be paid in May 2023 subject to price adjustments. This amount is recorded at the present value using an estimated interest rate of 13.4% (13.1% in 2020).

On May 14, 2021, the Company concluded the first stage of the Escola da Inteligência acquisition with the payment of R$ 88,000, which added to the R$200,000 paid in December 2020, relates to the 60% of interest in the acquired business.

The last installment is payable on May 31, 2023, for 6 times EI’s ACV book value for 2023 plus cash generation and multiplied for 40%.

During the year ended December 31, 2021, the Company recognized R$31,215 of interest and the accounts payable decreased by R$3,473.

(i)	The financial liability is recorded at the present value of the estimated amount payable to the non-controlling shareholder upon the exercise of purchasing of the remaining interest using an estimated interest rate of 13.7% (13.1% in 2020).The exercise price will be calculated for two different contents (“Geekie One” and “Geekie Others”) and is determined by the greater of:

Geekie One: 8 times Geekie’s ACV book value for 2022 less net debt, multiplied by the remaining interest of sellers; or 0.65 times the multiple of the Company’s ACV book value for 2022, multiplied by Geekie’s ACV for 2022, less net debt, multiplied by the remaining interest of sellers. The amount is due on June 1, 2022.

Geekie Others: 8 times Geekie’s revenue for 2022 multiplied by the remaining interest of sellers; or 0.65 times the multiple of the Company’s ACV book value for 2022, multiplied by Geekie’s revenue for 2022, multiplied by the remaining interest of sellers. The amount is due on January 6, 2023.

During the year ended December 31, 2021, the Company recognized R$27,023 of interest and the accounts payable increased by R$80,744, mainly due to increase in expected ACV book value of Geekie One product for 2022, net of the variation of the net debt.

(j)	The liability is composed of the present value of the balance payable for the remaining 40% interest in Me Salva!, plus the retained amount defined in the contract. The balance is recognized at present value, using a discount rate of 13.7%. The payment of the retained portion is in the amount of R$ 1,324 and will be made in 5 equal annual installments, commencing in June 2022. The payment of the second stage will be made in 2025 and the acquisition price of 40% is calculated based on the estimated 2024 revenue multiplied by 3, less net debt. During year ended December 31, 2021, the Company recognized an interest expense of R$ 2,227 and the accounts payable decreased by R$ 3,867.

(k)	The liability is composed of the present value of the balance payable for the outstanding installments for settlement of the 100% participation acquired from Eduqo, plus the price adjustments and earn out amount defined in the contract. The balance is recognized at present value, using a discount rate of 14.3%. Payment of the outstanding installments in the amount of R$ 13,473 and the earn out of R$2,603 will be made in 2 equal annual installments, commencing in July 2022. The price adjustment of R$ 797 will be paid in a single installment in July 2022. During the year ended December 31, 2021, the Company recognized an interest expense of R$ 1,159 and the accounts payable increased by R$ 114.

(l)	The liability is composed of the present value of the balance payable for the outstanding installments for settlement of the 100% participation acquired from Edupass, plus the earn out amount defined in the contract. The balance is recognized at present value, using a discount rate of 15.3%. The payment of the outstanding installments is in the amount of R$ 1,975 and will be made in 2 equal annual installments, commencing in September 2022, while the payment of the earn out will be made in 2024, in the amount of R$ 11,254. The earn out is calculated based on the estimated 2023 revenue.